PROPERTY, PLANT AND EQUIPMENT - Schedule of movement of property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2020 aircraft
Property, Plant and Equipment [Roll Forward]
Opening balance	$ 6,891,925	$ 7,021,134	$ 7,335,118
Additions	1,254,173	938,381	894,097
Disposals	(2,950)	(2,718)	(4,407)
Rejection fleet		0	0
Retirements	(56,328)	(87,749)	(43,305)
Depreciation expenses	(799,552)	(745,654)	(699,046)
Foreign exchange	(164,663)	40,842	22,082
Other increases (decreases)	348,538	(272,311)	(483,405)
Changes, total	579,218	(129,209)	(313,984)
Closing balance	$ 7,471,143	$ 6,891,925	$ 7,021,134
Number of aircraft transferred to held for sale | aircraft	0
Airbus A319
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft	26
Non-current assets or disposal groups classified as held for sale
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft	9
Non-current assets or disposal groups classified as held for sale | Boeing 767
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft		1		11
Reclassified to non-current assets		$ (21,578)
Non-current assets or disposal groups classified as held for sale | Airbus A320
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft	3	6	6
Reclassified to non-current assets		$ (36,326)	$ (29,328)
Non-current assets or disposal groups classified as held for sale | Airbus A319
Property, Plant and Equipment [Roll Forward]
Number of aircraft transferred to held for sale | aircraft			28
Reclassified to non-current assets			$ (373,410)
Construction in progress
Property, Plant and Equipment [Roll Forward]
Opening balance	$ 258,246	388,810	473,797
Additions	20,754	8,835	16,332
Disposals	0	0	0
Rejection fleet		0	0
Retirements	0	(83)	(75)
Depreciation expenses	0	0	0
Foreign exchange	(1,354)	726	(1,282)
Other increases (decreases)	202,225	(140,042)	(99,962)
Changes, total	221,625	(130,564)	(84,987)
Closing balance	479,871	258,246	388,810
Land
Property, Plant and Equipment [Roll Forward]
Opening balance	44,244	44,349	43,276
Additions	0	0	0
Disposals	0	0	0
Rejection fleet		0	0
Retirements	0	0	0
Depreciation expenses	0	0	0
Foreign exchange	(4,426)	1,445	1,073
Other increases (decreases)	0	(1,550)	0
Changes, total	(4,426)	(105)	1,073
Closing balance	39,818	44,244	44,349
Buildings net
Property, Plant and Equipment [Roll Forward]
Opening balance	67,558	68,996	60,451
Additions	0	0	0
Disposals	0	0	0
Rejection fleet		0	0
Retirements	0	0	(2)
Depreciation expenses	(3,992)	(4,104)	(3,285)
Foreign exchange	(3,143)	1,505	918
Other increases (decreases)	0	1,161	10,914
Changes, total	(7,135)	(1,438)	8,545
Closing balance	60,423	67,558	68,996
Plant and equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	6,236,344	6,304,848	6,568,717
Additions	1,215,040	870,640	843,808
Disposals	(2,940)	(2,701)	(4,140)
Rejection fleet		0	0
Retirements	(56,148)	(87,652)	(42,055)
Depreciation expenses	(771,104)	(716,590)	(669,059)
Foreign exchange	(108,966)	23,845	11,527
Other increases (decreases)	136,506	(156,046)	(403,950)
Changes, total	412,388	(68,504)	(263,869)
Closing balance	6,648,732	6,236,344	6,304,848
Information technology equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	17,342	16,609	16,836
Additions	9,669	5,794	6,426
Disposals	(8)	(1)	0
Rejection fleet		0	0
Retirements	(91)	(12)	(24)
Depreciation expenses	(5,724)	(5,918)	(5,662)
Foreign exchange	(1,780)	536	(84)
Other increases (decreases)	(115)	334	(883)
Changes, total	1,951	733	(227)
Closing balance	19,293	17,342	16,609
Fixed installations & accessories net
Property, Plant and Equipment [Roll Forward]
Opening balance	54,410	37,072	38,741
Additions	421	4,246	113
Disposals	0	0	(264)
Rejection fleet		0	0
Retirements	(89)	(2)	(836)
Depreciation expenses	(8,877)	(8,789)	(7,914)
Foreign exchange	(5,401)	1,276	2,365
Other increases (decreases)	7,509	20,607	4,867
Changes, total	(6,437)	17,338	(1,669)
Closing balance	47,973	54,410	37,072
Motor vehicles net
Property, Plant and Equipment [Roll Forward]
Opening balance	351	423	325
Additions	0	0	258
Disposals	(2)	(16)	(3)
Rejection fleet		0	0
Retirements	0	0	0
Depreciation expenses	(65)	(68)	(55)
Foreign exchange	0	12	(28)
Other increases (decreases)	0	0	(74)
Changes, total	(67)	(72)	98
Closing balance	284	351	423
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Opening balance	213,430	160,027	132,975
Additions	8,289	48,866	27,160
Disposals	0	0	0
Rejection fleet		0	0
Retirements	0	0	(313)
Depreciation expenses	(9,790)	(10,185)	(13,071)
Foreign exchange	(39,593)	11,497	7,593
Other increases (decreases)	2,413	3,225	5,683
Changes, total	(38,681)	53,403	27,052
Closing balance	$ 174,749	$ 213,430	$ 160,027